Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Sep. 30, 2023 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 43,471,874
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,911
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	20,906,911
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	22,473,103
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 76,949